Leases - Future Lease Payments Under Finance Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Remainder of 2025	$ 4,668
2025/2026	6,736	$ 1,837
2026/2027	5,445	2,334
2027/2028	4,411	1,890
2028/2029	3,121	1,531
2029		788
Thereafter		0
Thereafter	790
Total undiscounted cash flows	25,171	8,380
Less: Imputed interest	(4,200)	(1,390)
Present value of lease liabilities	$ 20,971	$ 6,990